FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Cash Flows Payable by Remaining Contractual Maturities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT [Abstract]
Period to measure the amount of liquid assets available to meet cash outflows needs	30 days
Percentage of core limits of indicators for any excess presented in treasury risk committee	100.00%
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	S/ 282,629,270	S/ 266,090,203
Financial liabilities by type [Abstract]
Liabilities	211,520,358	197,359,132
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	11,273,010	6,600,103
Contractual amounts payable (outflows)	11,304,628	6,536,490
Total liabilities	(31,618)	63,613
Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	163,439,388	151,938,373
Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	21,518,640	24,276,296
Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	151,485	641,915
Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	19,351,428	14,098,521
Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	491,633	513,116
Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	6,567,784	5,890,911
Up to a Month [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	48,594,583	38,552,719
Financial liabilities by type [Abstract]
Liabilities	42,137,270	52,871,574
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	1,960,811	961,788
Contractual amounts payable (outflows)	1,955,324	939,961
Total liabilities	5,487	21,827
Up to a Month [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	30,985,483	42,289,107
Up to a Month [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	3,697,052	6,048,623
Up to a Month [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	151,485	641,915
Up to a Month [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	3,185,435	214,609
Up to a Month [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	31,147	30,710
Up to a Month [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	4,086,668	3,646,610
From 1 to 3 Months [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	26,281,483	26,270,643
Financial liabilities by type [Abstract]
Liabilities	28,440,277	21,530,921
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	3,420,416	1,059,625
Contractual amounts payable (outflows)	3,416,357	1,053,036
Total liabilities	4,059	6,589
From 1 to 3 Months [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	20,512,659	18,369,890
From 1 to 3 Months [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	5,382,691	2,581,452
From 1 to 3 Months [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
From 1 to 3 Months [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	2,213,666	188,158
From 1 to 3 Months [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	33,499	33,118
From 1 to 3 Months [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	297,762	358,303
From 3 Months to 12 Months [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	65,297,685	60,976,000
Financial liabilities by type [Abstract]
Liabilities	49,097,482	38,441,811
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	4,858,373	3,153,643
Contractual amounts payable (outflows)	4,877,328	3,185,326
Total liabilities	(18,955)	(31,683)
From 3 Months to 12 Months [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	40,067,393	26,491,876
From 3 Months to 12 Months [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	4,441,442	5,994,505
From 3 Months to 12 Months [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
From 3 Months to 12 Months [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	4,260,484	5,624,264
From 3 Months to 12 Months [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	93,536	89,984
From 3 Months to 12 Months [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	234,627	241,182
From 1 to 5 Years [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	87,773,303	92,329,896
Financial liabilities by type [Abstract]
Liabilities	56,103,173	69,019,417
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	1,013,090	1,394,394
Contractual amounts payable (outflows)	1,034,592	1,329,268
Total liabilities	(21,502)	65,126
From 1 to 5 Years [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	45,138,302	55,511,772
From 1 to 5 Years [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	4,079,266	5,749,977
From 1 to 5 Years [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
From 1 to 5 Years [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	6,629,122	7,492,224
From 1 to 5 Years [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	229,166	256,960
From 1 to 5 Years [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	27,317	8,484
Over 5 Years [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	54,682,216	47,960,945
Financial liabilities by type [Abstract]
Liabilities	35,742,156	15,495,409
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	20,320	30,653
Contractual amounts payable (outflows)	21,027	28,899
Total liabilities	(707)	1,754
Over 5 Years [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	26,735,551	9,275,728
Over 5 Years [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	3,918,189	3,901,739
Over 5 Years [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
Over 5 Years [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	3,062,721	579,266
Over 5 Years [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	104,285	102,344
Over 5 Years [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	S/ 1,921,410	S/ 1,636,332